SUBSEQUENT EVENTS (Details) - ARS ($) $ in Thousands					12 Months Ended
	Apr. 24, 2020	Apr. 21, 2020	Mar. 06, 2020	Nov. 13, 2019	Dec. 31, 2019	Dec. 31, 2018	Nov. 19, 2019	Aug. 26, 2019	Mar. 27, 2019
Subsequent Event [Abstract]
Maximum amount approved for treasury shares repurchase program							$ 4,000,000	$ 3,200,000	$ 1,500,000
Shares repurchase program term					120 days
Treasury Shares [Member]
Subsequent Event [Abstract]
Shares issued (in shares)					9,886,755	13,600,780
Percentage of total common stock representing shares repurchased				3.706%	1.24%	1.71%
Subsequent events [Member]
Subsequent Event [Abstract]
Maximum amount approved for treasury shares repurchase program			$ 2,500,000
Shares repurchase program term			180 days
Increase in legal reserve		$ 690,192
Reserve for capital expenditures, acquisition of treasury shares and dividends		$ 19,756,710
Subsequent events [Member] | Treasury Shares [Member]
Subsequent Event [Abstract]
Shares issued (in shares)	30,856,815
Percentage of total common stock representing shares repurchased	3.88%